Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Related Party Transaction Due From To Related Party [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

  Diana Shipping Services S.A. (“DSS” ): DSS, a wholly owned subsidiary of Diana Shipping Inc., one of the Company's major shareholders, was acting as the Company's Manager up to March 1, 2013 and provided (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc., a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040 until the completion of the public offering on June 15, 2011 and $1,300 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company paid a commission of 1% of the gross charterhire or freight earned by each vessel and a technical management fee of $15 per vessel per month for employed vessels and $20 per vessel per month for laid-up vessels. On March 1, 2013, and in relation with the appointment of UOT to act as Manager (Note 1), the agreements with DSS were terminated.

For the six months ended June 30, 2013 and 2012, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises Inc. under the Broker Services Agreement between DSS and Diana Enterprises Inc.:

	2013	2012
Management fees, including capitalized fees	$305	$804
Commissions	127	323
Administrative fees	20	60
Brokerage fees	217	650

Management fees for the six months ended June 30, 2013, are separately presented in Management fees in the accompanying unaudited interim consolidated statements of operations. For the six months ended June 30, 2012, part of the management fees, amounting to $721, is presented in Management fees in the accompanying unaudited interim consolidated statements of operations and the other part, amounting to $83, is included in Vessels in the accompanying consolidated balance sheets. Commissions are included in Voyage expenses and administrative and brokerage fees are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations.

As at June 30, 2013 an amount of $119 was due from DSS and is included in Due from related parties in the accompanying consolidated balance sheets.

As at December 31, 2012, an amount of $612 was due to DSS and is included in Due to related parties in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises”): Following the termination agreement for brokerage services that were provided to the Company through DSS on March 1, 2013 (see (a) above), Diana Enterprises has entered on the same date into an agreement with UOT to provide brokerage services for a fixed monthly fee of $121. The agreement has a term of thirteen months and the fees are payable quarterly in advance, effective April 1, 2013.

  For the six months ended June 30, 2013 and 2012, total brokerage fees, including those charged by DSS until February 28, 2013 (see (a) above), amounted to $700 and $650, respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2013 and December 31, 2012, an amount of $2 and $0, respectively, was due from Diana Enterprises and is included in Due from related parties in the accompanying consolidated balance sheet.

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for the six months ended June 30, 2013 and 2012, were $445 and $0, respectively and are included in Vessels and other vessels' costs, in Operating expenses and in General and administrative expenses in the accompanying unaudited interim consolidated financial statements. As at June 30, 2013 and December 31, 2012, an amount of $114 and $0, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheet.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its newly-established subsidiary Eluk, entered into an unsecured loan agreement of up to $50.0 million with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan is guaranteed by the Company and is available for drawdown in up to five tranches, until November 20, 2013. The loan will bear interest at a rate of Libor plus a margin of 5.0% per annum and a fee of 1.25% per annum on any amounts repaid upon any repayment or voluntary prepayments dates. The loan matures on the fourth anniversary of the first drawdown date. As at June 30, 2013, no amount was drawn under the loan agreement.